Derivative and Hedging Instruments	12 Months Ended
Dec. 31, 2016
Derivative and Hedging Instruments
(5)	Derivative and Hedging Instruments

The Company uses derivatives as a risk management strategy to economically hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Financial Statements using valuation techniques further discussed in note 6. None of the derivative investments held by the Company qualify as hedging instruments for accounting purposes.

Option Contracts

The Company utilizes OTC options with the objective to economically hedge certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The credit rating on the OCC is currently AA+ from S&P. The fair values of the collateral posted for OTC options and exchange-traded derivatives are discussed in the derivative collateral management section below.

Futures

The Company utilizes exchange-traded futures to economically hedge fixed-indexed annuity and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index. Therefore, no asset or liability is recorded as of December 31, 2016 and 2015. The fair value of the collateral posted for exchange-traded derivatives is discussed in the derivative collateral management section below.

Interest Rate Swaps

The Company utilizes OTC and exchange-traded IRS to economically hedge certain variable and fixed-indexed annuity guarantee benefits. The Company can receive the fixed or variable rate. The IRS are traded in varying maturities. The Company only enters into OTC IRS contracts with counterparties rated BBB+ or better. IRS are centrally cleared through an exchange. The fair values of the collateral posted for OTC and exchange-traded derivatives are discussed in the derivative collateral management section below.

Total Return Swaps

The Company engages in the use of OTC TRS which allow the parties to exchange cash flows based on a variable reference rate such as the three month LIBOR and the return of an underlying index. The Company uses the OTC TRS with the intent to economically hedge fixed-indexed annuity and variable annuity guarantees. The fair value of the collateral posted for OTC TRS is discussed in the derivative collateral management section below.

The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments as of December 31:

	December 31, 2016			December 31, 2015
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
OTC Options	$1,480,324	27,147	(14,073)	1,088,207	8,553	(7,112)
IRS	502,000	5,846	(1,343)	508,000	6,511	(844)
Futures	165,112	—	—	494,534	—	—
TRS	23,000	—	—	—	—	—

Total freestanding derivative instruments		$32,993	(15,416)		15,064	(7,956)

(1)	Notional amounts are presented on a gross basis.

Derivative Collateral Management

The Company manages separate collateral for exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2016 and 2015, had a fair value of $55,611 and $49,007, respectively, and is included in Fixed-maturity securities on the Balance Sheets. The Company retains ownership of the exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The total collateral posted for OTC derivatives at December 31, 2016 and 2015, had a fair value of $0 and $1,866, respectively, and is included in Fixed-maturity securities on the Balance Sheets. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.

Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives in the Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Balance Sheets.

Certain fixed-indexed annuity products and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within Account balances and future policy benefit reserves on the Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives in the Statements of Operations.

The following table presents a summary of the fair values of the Company’s embedded derivative instruments as of December 31:

	2016	2015
GMWB	$(144,631)	(147,290)
GMAB	(16,594)	(27,579)
MVLO	(15,896)	(18,525)

Total embedded derivative instruments	(177,121)	(193,394)

The following table presents the gains or losses recognized in income on the various freestanding derivative instruments and embedded derivatives:

	Location in statements of operations	Amount of gains (losses) on derivatives recognized for the years ended December 31
		2016	2015	2014
GMWB	Change in fair value of annuity and life embedded derivatives	$2,659	(54,413)	(101,961)
GMAB	Change in fair value of annuity and life embedded derivatives	8,844	(11,755)	(14,372)
MVLO	Change in fair value of annuity and life embedded derivatives	1,688	5,292	3,969

	Total change in fair value of annuity and life embedded derivatives	13,191	(60,876)	(112,364)

MVLO	Policy fees	745	534	681
MVLO	Policyholder benefits	196	127	98
IRS	Change in fair value of assets and liabilities	5,690	23,296	93,758
Futures	Change in fair value of assets and liabilities	(32,111)	(11,861)	(26,878)
TRS	Change in fair value of assets and liabilities	1,105	—	—
OTC options	Change in fair value of assets and liabilities	(4,497)	692	232

	Total derivative loss	$(15,681)	(48,088)	(44,473)

Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset on the Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$32,993	—	32,993	(15,416)	(10,674)	6,903
Derivative liabilities	$(15,416)	—	(15,416)	15,416	—	—

Net derivatives	$17,577	—	17,577	—	(10,674)	6,903

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	$(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the gross amounts of assets or liabilities as presented on the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.